CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,837)	$ (10,928)
Items not affecting cash:
Gain on sales of mineral claims	(5,093)	0
Share of net loss (income) of Silverback	(75)	589
Mark-to-market gain on derivative royalty asset	(684)	(532)
Mark-to-market gain on derivative loan liabilities	(673)	0
Depletion	2,389	1,807
Interest and accretion expense	1,169	1,287
Finance charges	206	138
Loss (gain) on modification of loan payable	1,658	(346)
Royalty interest impairment	2,355	3,660
Share-based payments	2,255	2,881
Income tax expense	1,361	42
Unrealized foreign exchange loss (gain)	485	(137)
Other	(136)	17
Total items not affecting cash before changes in non-cash working capital items	(620)	(1,522)
Payments received from derivative royalty asset	2,715	2,365
Income taxes paid	(825)	(268)
Changes in non-cash working capital items:
Accounts receivable	(262)	(186)
Prepaid expenses and other	854	(588)
Trade and other payables	(1,344)	164
Net cash provided by (used in) operating activities	518	(35)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of royalty and stream interests	(8,777)	(1,467)
Dividends received from Silverback	220	157
Sale of mineral claims	4,972	0
Net cash used in investing activities	(3,585)	(1,310)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Beedie subscription	11,113	0
Proceeds from exercise of stock options	442	350
Proceeds from ATM, net of share issue costs	4,142	4,075
Dividends paid	(1,195)	0
Interest paid	(809)	(494)
Finance charges paid	(864)	(138)
Net cash provided by financing activities	12,829	3,793
Effect of exchange rate changes on cash and cash equivalents	(210)	(237)
Changes in cash and cash equivalents during period	9,552	2,211
Cash and cash equivalents, beginning of period	4,555	2,344
Cash and cash equivalents, end of period	$ 14,107	$ 4,555